Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Time charter revenue Höegh Gallant		$ 144,952	$ 143,531	$ 91,107
Time charter and construction contract revenues indemnified by/refunded to Höegh LNG		2,353	1,534	0
Operating expenses
Vessel operating expenses		(24,195)	(23,791)	(16,080)
Interest income from joint ventures		725	500	857
Interest expense and commitment fees to Höegh LNG		(26,814)	(30,085)	(25,178)
Total		77,622	59,190	41,377
Hoegh LNG and Subsidiaries [Member]
Revenues
Time charter and construction contract revenues indemnified by/refunded to Höegh LNG	[1]	0	(2,496)	0
Operating expenses
Vessel operating expenses	[2]	(21,520)	(21,124)	(13,416)
Hours, travel expense and overhead and Board of Directors' fees	[3],[4]	(3,671)	(3,284)	(3,174)
Interest income from joint ventures	[5]	273	370	827
Interest expense and commitment fees to Höegh LNG	[6]	(2,938)	(3,934)	(5,071)
Total		19,252	15,914	26,907
Hoegh Gallant [Member]
Revenues
Time charter revenue Höegh Gallant	[7]	$ 47,108	$ 46,382	$ 47,741

[1]	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.
[2]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[3]	Board of Directors’ fees: As of December 31, 2018, a total of 11,050 common units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[4]	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
[5]	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
[6]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred a commitment fee on the undrawn balance until January 29, 2018 and an interest expense on the drawn balance. A seller’s credit note to finance part of the Höegh Gallant acquisition incurred interest expense until it was repaid in October 2017.
[7]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.